Note 7 - Subordinated Notes Payable (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031.	$101,108	$101,931	$99,619

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), fixed effective interest rate of 10.41%, maturing March 2029.	-	4,919	4,913

	$101,108	$106,850	$104,532